Income Taxes - Components of (loss) income before income taxes (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Taxes.
U.S. operations	$ (40,848)	$ (36,474)	$ (174,791)	$ (94,707)	$ (14,823)